MERGER (Tables)	9 Months Ended
Dec. 31, 2022
Merger
SCHEDULE OF PURCHASE PRICE ALLOCATION
Purchase Price Allocation of Fortium Holdings Corp.

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

SCHEDULE OF PRO FORMA INFORMATION

The following pro forma balance sheet reflects the details of the March 31, 2022 consolidated balance sheet as presented in the Company’s financial statements as a result of the share exchange.

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

MARCH 31, 2022

	Historical Fortium	White River	Other	Other
	Holdings	Holdings	Transaction	Transaction
	Corp	Corp	Adjustments	Adjustments	Pro Forma
			(1)	(2)
ASSETS

CURRENT ASSETS
Cash	$140,241	$251,050	$-	$(140,241)	$251,050
Accounts receivable	-	634,483	-	-	634,483
Prepaid expenses and other current assets	71,756	318,771	-	(71,756)	318,771
Inventory	-	107,026	-	-	107,026
Current assets held for sale	-	-	-	-	-
Total current assets	211,997	1,311,330	-	(211,997)	1,311,330

NON-CURRENT ASSETS

Property and equipment, net	1,466	596,464	-	(1,466)	596,464
Capitalized drilling costs	-	604,574	-	-	604,574
Oil and gas reserves	-	6,626,793	-	-	6,626,793
Right of use asset - operating leases	-	243,494	-	-	243,494
Other assets	-	14,760	-	-	14,760
Goodwill	-	2,100,374	-	-	2,100,374
Total non-current assets	1,466	10,186,459	-	(1,466)	10,186,459

TOTAL ASSETS	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable and accrued expenses	$23,500	$918,700	$-	$(23,500)	$918,700
Current portion of lease liability - operating leases	-	155,263	-	-	155,263
Cash overdraft	-	27,918	-	-	27,918
Due to Ecoark Holdings, Inc.	-	-	-	-	-
Total current liabilities	23,500	1,101,881	-	(23,500)	1,101,881

NON-CURRENT LIABILITIES
Asset retirement obligation	-	1,303,751	-	-	1,303,751
Lease liability - operating leases, net of current portion	-	110,235	—	-	110,235
	-	1,413,986	-	-	1,413,986

Total liabilities	23,500	2,515,867	-	(23,500)	2,515,867

STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock, $0.0001 par value	1	-	-	-	1
Common stock, $0.0001 par value	-	60	(60)	-	-
Additional paid-in capital	4,317,618	25,660,837	(4,127,596)	(189,963)	25,660,896
Accumulated deficit	(4,126,539)	(16,678,975)	4,126,539	-	(16,678,975)
Total stockholders’ equity (deficit) before non-controlling interest	191,080	8,981,922	(1,117)	(189,963)	8,981,922
Non-controlling interest	(1,117)	-	1,117	-	-
Total stockholders’ equity (deficit)	189,963	8,981,922	-	(189,963)	8,981,922

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$213,463	$11,497,789	$-	$(213,463)	$11,497,789

Adjustments:	(1)	To reflect the retained earnings and other equity balances of Holdings, pre-combination with Fortium Holdings Corp.
	(2)	To reclassify assets sold of Norr/Elysian in September 2022